Nature of Operations and Going Concern (Details) - USD ($)			12 Months Ended
	Dec. 15, 2025	Nov. 28, 2023	Oct. 31, 2025	Nov. 28, 2025	May 27, 2025	Oct. 31, 2024
Nature of Operations and Going Concern [Line Items]
Incorporated date			Jul. 18, 2017
Cash flow from operations			$ (4,734,498,000,000)
Accumulated deficit			$ (27,879,724)			$ (24,022,741)
Reverse stock split, description		1-for-30
Common shares received per share
Common shares		1
Ordinary shares [member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share		$ 0.0333
Forecast [Member]
Nature of Operations and Going Concern [Line Items]
Reverse stock split, description	1-for-40
Common shares	1
Forecast [Member] | Ordinary shares [member]
Nature of Operations and Going Concern [Line Items]
Common shares received per share	$ 0.0008333